INVENTORIES	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
INVENTORIES

5. INVENTORIES

Inventories at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Finished goods	¥159,801	¥142,615
Work in process	63,113	66,956
Raw materials and supplies	104,961	121,584

Total	¥327,875	¥331,155

Kyocera regularly reviews the cost of inventory on hand and records a lower of cost and net realizable value write-down if any inventories have a cost in excess of net realizable value. Kyocera recorded write-downs of ¥17,361 million, ¥12,238 million and ¥9,215 million for the years ended March 31, 2015, 2016 and 2017, respectively, to adjust the carrying amount of inventory to net realizable value.